Nuveen Preferred & Income Securities Fund
Portfolio of Investments April 30, 2023
(Unaudited)
JPS
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 154.2%   (99.5% of Total Investments)
X
1,181,543,504 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 79.0% (51.0% of Total Investments)
X 1,181,543,504
Banks - 35.6%
$ 9,300 Bank of America Corp 6.500% N/A (3) BBB+ $ 9,271,356
2,861 Bank of America Corp (4) 8.050% 6/15/27 Baa2 3,109,735
45,134 Bank of America Corp (4) 6.125% N/A (3) BBB+ 43,760,225
5,300 Bank of America Corp 6.100% N/A (3) BBB+ 5,200,625
6,800 Bank of America Corp 4.375% N/A (3) BBB+ 5,797,000
3,000 Bank of Nova Scotia/The 4.900% N/A (3) BBB- 2,744,827
10,550 Bank of Nova Scotia/The 8.625% 10/27/82 BBB- 10,819,558
19,799 Citigroup Inc (4) 4.000% N/A (3) BBB- 17,246,909
8,500 Citigroup Inc (4) 4.150% N/A (3) BBB- 6,991,250
20,700 Citigroup Inc (5) 3.875% N/A (3) BBB- 17,672,625
4,520 Citigroup Inc 7.375% N/A (3) BBB- 4,463,500
3,400 Citizens Financial Group Inc (4) 6.375% N/A (3) Baa3 2,941,000
3,976 Citizens Financial Group Inc (4) 5.650% N/A (3) Baa3 3,599,080
7,500 Citizens Financial Group Inc 4.000% N/A (3) Baa3 5,831,250
5,000 CoBank ACB 6.450% N/A (3) BBB+ 4,712,111
14,000 CoBank ACB (4) 6.250% N/A (3) BBB+ 13,178,200
11,030 Comerica Inc (4) 5.625% N/A (3) Baa3 9,310,141
6,100 Corestates Capital III (3-Month LIBOR reference rate +
0.570% spread), 144A (4),(6)
5.434% 2/15/27 A1 5,673,539
2,500 Goldman Sachs Group Inc /The 3.800% N/A (3) BBB- 2,071,875
30,000 HSBC Capital Funding Dollar 1 LP, 144A (4),(5) 10.176% N/A (3) BBB 36,587,154
11,000 Huntington Bancshares Inc /OH (4) 5.625% N/A (3) Baa3 9,812,266
24,000 Huntington Bancshares Inc /OH (4) 4.450% N/A (3) Baa3 19,857,600
4,000 JPMorgan Chase & Co (4) 6.100% N/A (3) BBB+ 3,957,880
33,990 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 33,949,212
2,000 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 1,753,400
8,000 KeyCorp Capital III (4) 7.750% 7/15/29 Baa2 7,961,495
4,300 M&T Bank Corp 3.500% N/A (3) Baa2 2,827,250
6,200 PNC Financial Services Group Inc /The (4) 3.400% N/A (3) Baa2 4,743,463
25,500 PNC Financial Services Group Inc /The 6.250% N/A (3) Baa2 23,370,750
3,000 PNC Financial Services Group Inc /The 6.000% N/A (3) Baa2 2,782,500
16,325 PNC Financial Services Group Inc /The 6.200% N/A (3) Baa2 15,373,376
4,100 PNC Financial Services Group Inc /The (3-Month LIBOR
reference rate + 3.678% spread) (6)
3.804% N/A (3) Baa2 4,080,184
2,000 Regions Financial Corp 5.750% N/A (3) Baa3 1,890,491
24,100 Standard Chartered PLC, 144A (5) 7.014% N/A (3) BBB- 23,149,641
32,700 Toronto-Dominion Bank/The (4) 8.125% 10/31/82 Baa1 33,305,931
35,900 Truist Financial Corp (5) 4.950% N/A (3) Baa2 33,731,640
36,386 Truist Financial Corp (5) 4.800% N/A (3) Baa2 31,610,337
22,580 Wells Fargo & Co (4) 7.950% 11/15/29 Baa1 25,169,110
47,650 Wells Fargo & Co (4) 3.900% N/A (3) Baa2 41,464,673
Total Banks 531,773,159
Capital Markets - 9.3%
10,000 Bank of New York Mellon Corp/The 3.700% N/A (3) Baa1 8,831,100
35,600 Bank of New York Mellon Corp/The 3.750% N/A (3) Baa1 29,748,784
17,533 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 17,072,759
33,705 Charles Schwab Corp/The (5) 5.375% N/A (3) Baa2 32,082,947
15,500 Charles Schwab Corp/The 4.000% N/A (3) Baa2 13,000,935
7,500 Depository Trust & Clearing Corp/The, 144A 3.375% N/A (3) A 5,632,085
7,600 Goldman Sachs Group Inc /The 4.950% N/A (3) BBB- 7,105,712
18,000 Goldman Sachs Group Inc /The 3.650% N/A (3) BBB- 14,703,750

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPS
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 12,000 Goldman Sachs Group Inc /The 5.500% N/A (3) BBB- $ 11,578,434
Total Capital Markets 139,756,506
Commercial Banks - 0.7%
8,000 HSBC Capital Funding Dollar 1 LP, Reg S 10.176% N/A (3) BBB 9,756,574
Total Commercial Banks 9,756,574
Consumer Finance - 3.5%
8,500 Ally Financial Inc 4.700% N/A (3) Ba2 6,268,750
7,400 Ally Financial Inc 4.700% N/A (3) Ba2 5,198,500
30,500 American Express Co 3.550% N/A (3) Baa2 25,625,465
8,000 Capital One Financial Corp (4) 3.950% N/A (3) Baa3 5,901,105
10,000 Discover Financial Services (4) 6.125% N/A (3) Ba1 9,466,813
Total Consumer Finance 52,460,633
Electric Utilities - 2.5%
8,500 American Electric Power Co Inc (4) 3.875% 2/15/62 BBB 6,802,750
31,075 Duke Energy Corp 4.875% N/A (3) BBB- 29,865,821
91 Emera Inc 6.750% 6/15/76 BB+ 86,669
Total Electric Utilities 36,755,240
Financial Services - 2.1%
7,500 Citigroup Inc (3-Month LIBOR reference rate + 4.068%
spread) (6)
9.341% N/A (3) BBB- 7,477,500
12,800 Scentre Group Trust 2, 144A (4) 4.750% 9/24/80 BBB+ 11,521,280
12,700 Voya Financial Inc 6.125% N/A (3) BBB- 12,232,386
Total Financial Services 31,231,166
Food Products - 0.4%
6,705 Dairy Farmers of America Inc , 144A (4) 7.125% N/A (3) BB+ 5,699,250
Total Food Products 5,699,250
Ground Transportation - 0.6%
9,500 BNSF Funding Trust I 6.613% 12/15/55 A 9,134,817
Total Ground Transportation 9,134,817
Insurance - 16.3%
3,598 ACE Capital Trust II (4) 9.700% 4/01/30 BBB+ 4,283,680
8,400 Allianz SE 3.500% N/A (3) A 6,855,853
10,500 Allianz SE, 144A (4) 3.500% N/A (3) A 8,569,816
7,200 American International Group Inc (4) 5.750% 4/01/48 BBB- 6,930,000
2,299 Aon Corp (4) 8.205% 1/01/27 BBB 2,344,980
2,100 Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/52 BBB+ 1,963,500
6,210 Argentum Netherlands BV for Swiss Re Ltd (4) 5.750% 8/15/50 BBB+ 5,953,838
1,550 Cloverie PLC for Zurich Insurance Co Ltd 5.625% 6/24/46 A+ 1,526,750
3,989 Corebridge Financial Inc , 144A 6.875% 12/15/52 BBB- 3,611,940
7,900 Legal & General Group PLC 5.250% 3/21/47 A3 7,464,664
29,600 MetLife Capital Trust IV, 144A (4) 7.875% 12/15/37 BBB 31,222,703
36,531 MetLife Inc , 144A (4) 9.250% 4/08/38 BBB 43,015,252
11,300 MetLife Inc 3.850% N/A (3) BBB 10,509,000
3,000 MetLife Inc 10.750% 8/01/39 BBB 3,898,292
41,904 Nationwide Financial Services Inc (4) 6.750% 5/15/37 Baa2 40,304,119
20,600 Nippon Life Insurance Co, 144A (4) 2.750% 1/21/51 A- 17,042,211
3,670 Prudential Financial Inc (4) 5.625% 6/15/43 BBB+ 3,662,513
6,500 Prudential Financial Inc 3.700% 10/01/50 BBB+ 5,570,252
14,900 Sumitomo Life Insurance Co, 144A (4) 3.375% 4/15/81 A3 12,963,000
8,700 Willow No 2 Ireland PLC for Zurich Insurance Co Ltd 4.250% 10/01/45 A+ 8,050,771

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance (continued)
$ 23,794 Zurich Finance Ireland Designated Activity Co 3.000% 4/19/51 A+ $ 18,559,320
Total Insurance 244,302,454
Machinery - 0.3%
5,700 Stanley Black & Decker Inc (4) 4.000% 3/15/60 BBB+ 4,285,002
Total Machinery 4,285,002
Multi-Utilities - 4.0%
500 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 404,377
42,533 Dominion Energy Inc (5) 4.650% N/A (3) BBB- 36,968,807
3,233 Dominion Energy Inc 4.350% N/A (3) BBB- 2,715,720
20,900 NiSource Inc (5) 5.650% N/A (3) BBB- 19,832,010
Total Multi-Utilities 59,920,914
Oil, Gas & Consumable Fuels - 2.6%
5,900 BP Capital Markets PLC (4) 4.375% N/A (3) Baa1 5,659,939
5,800 Enbridge Inc (4) 7.625% 1/15/83 BBB- 5,907,773
16,000 Enbridge Inc (4) 5.750% 7/15/80 BBB- 14,646,672
10,934 Enterprise Products Operating LLC (4) 5.250% 8/16/77 BBB 9,468,844
4,560 Transcanada Trust (4) 5.600% 3/07/82 BBB- 3,855,661
Total Oil, Gas & Consumable Fuels 39,538,889
Wireless Telecommunication Services - 1.1%
16,516 Vodafone Group PLC 7.000% 4/04/79 BB+ 16,928,900
Total Wireless Telecommunication Services 16,928,900
Total $1,000 Par (or similar) Institutional Preferred (cost $1,296,427,206) 1,181,543,504
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
X 779,259,016 CONTINGENT CAPITAL SECURITIES - 52.1% (33.6% of Total Investments)
X 779,259,016
Banks - 45.9%
$ 2,800 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (3) Baa2 $ 2,701,659
11,800 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (3) Ba2 9,405,483
17,800 Banco Bilbao Vizcaya Argentaria SA (5) 6.500% N/A (3) Ba2 16,232,353
28,200 Banco Santander SA (4) 7.500% N/A (3) Ba1 27,072,000
6,200 Banco Santander SA 4.750% N/A (3) Ba1 4,825,460
26,000 Barclays PLC 8.000% N/A (3) BBB- 23,982,400
63,300 Barclays PLC 7.750% N/A (3) BBB- 59,566,566
39,000 BNP Paribas SA, 144A (4) 4.625% N/A (3) BBB 30,611,100
2,500 BNP Paribas SA, 144A 7.750% N/A (3) BBB 2,387,500
9,900 BNP Paribas SA, 144A 9.250% N/A (3) BBB 10,181,160
38,585 BNP Paribas SA, 144A (4) 7.375% N/A (3) BBB 37,094,480
10,000 BNP Paribas SA 7.375% N/A (3) BBB 9,613,705
5,500 BNP Paribas SA, 144A 7.000% N/A (3) BBB 4,908,200
2,000 Credit Agricole SA, 144A 4.750% N/A (3) BBB 1,538,000
4,466 Credit Agricole SA 8.125% N/A (3) BBB 4,424,922
31,550 Credit Agricole SA, 144A 8.125% N/A (3) BBB 31,259,803
19,653 Credit Agricole SA, 144A 7.875% N/A (3) BBB 19,284,506
11,588 Danske Bank A/S (4) 6.125% N/A (3) BBB- 11,082,879
10,500 Danske Bank A/S 7.000% N/A (3) BBB- 9,767,100
5,000 Danske Bank A/S 4.375% N/A (3) BBB- 4,248,630
33,192 DNB Bank ASA 4.875% N/A (3) BBB 30,951,540
1,600 HSBC Holdings PLC (4) 6.000% N/A (3) BBB 1,413,600
3,000 HSBC Holdings PLC 4.600% N/A (3) BBB 2,266,875
4,900 HSBC Holdings PLC 8.000% N/A (3) BBB 4,863,250
26,700 ING Groep NV 6.500% N/A (3) BBB 24,676,528

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPS
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 10,000 ING Groep NV 5.750% N/A (3) BBB $ 8,708,549
9,600 Intesa Sanpaolo SpA , 144A 7.700% N/A (3) BB- 8,734,798
48,428 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 46,578,777
3,000 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 2,844,270
4,500 Lloyds Banking Group PLC 6.750% N/A (3) Baa3 4,144,384
8,500 Lloyds Banking Group PLC 8.000% N/A (3) Baa3 7,773,250
5,075 Macquarie Bank Ltd/London, 144A (4) 6.125% N/A (3) BB+ 4,374,872
17,000 NatWest Group PLC 6.000% N/A (3) Baa3 15,935,800
14,250 NatWest Group PLC 8.000% N/A (3) BBB- 14,106,502
5,000 NatWest Group PLC 4.600% N/A (3) Baa3 3,524,450
35,090 Nordea Bank Abp , 144A (4) 6.125% N/A (3) BBB 32,908,519
18,988 Nordea Bank Abp 6.125% N/A (3) BBB+ 17,807,551
26,400 Nordea Bank Abp , 144A 6.625% N/A (3) BBB+ 24,722,809
10,000 Skandinaviska Enskilda Banken AB 5.125% N/A (3) BBB+ 9,119,640
9,000 Societe Generale SA 7.875% N/A (3) BB+ 8,598,600
4,550 Societe Generale SA, 144A 5.375% N/A (3) BB+ 3,185,000
73,300 Societe Generale SA, 144A 8.000% N/A (3) BB 68,406,858
7,200 Svenska Handelsbanken AB 4.375% N/A (3) A- 6,094,800
15,000 UniCredit SpA 8.000% N/A (3) BB- 14,478,750
Total Banks 686,407,878
Capital Markets - 6.2%
10,800 UBS Group AG 5.125% N/A (3) BBB 9,206,546
24,000 UBS Group AG, 144A (5) 4.875% N/A (3) BBB 18,660,000
25,000 UBS Group AG, 144A (4) 3.875% N/A (3) BBB 18,737,834
35,300 UBS Group AG (4) 6.875% N/A (3) BBB 31,814,125
10,000 UBS Group AG (4) 3.875% N/A (3) BBB 7,495,133
7,400 UBS Group AG, 144A (4) 7.000% N/A (3) BBB 6,937,500
Total Capital Markets 92,851,138
Total Contingent Capital Securities (cost $871,118,403) 779,259,016
Shares   Description (1) Coupon Ratings (2) Value
X 229,797,405 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 15.4% (9.9% of Total Investments)
X 229,797,405
Banks - 4.2%
233,680 Associated Banc-Corp 5.625% Ba1 $ 4,720,336
1,327 Bank of America Corp 5.000% BBB+ 29,552
301,095 Bank of America Corp 5.375% BBB+ 7,129,930
31,570 Bank of Hawaii Corp 4.375% Baa3 494,386
325,947 Citigroup Inc 6.875% BBB- 8,269,275
53,000 CoBank ACB 6.200% BBB+ 5,061,500
64,366 Fifth Third Bancorp 6.625% Baa3 1,576,967
50,000 Fifth Third Bancorp 4.950% Baa3 1,140,000
212,493 Fulton Financial Corp 5.125% Baa3 3,527,384
11,474 JPMorgan Chase & Co 5.750% BBB+ 289,260
679,293 KeyCorp 6.125% Baa3 15,277,300
189,461 KeyCorp 6.200% Baa3 4,206,034
188,700 Regions Financial Corp (4) 5.700% Baa3 4,366,518
35,395 Synovus Financial Corp 5.875% BB- 748,958
15,300 Truist Financial Corp 4.750% Baa2 328,797
300 Washington Federal Inc 4.875% Ba1 4,710
209,175 Wells Fargo & Co 5.850% Baa2 5,078,769
30,000 Wells Fargo & Co 4.700% Baa2 592,800
Total Banks 62,842,476
Capital Markets - 2.4%
173,947 Affiliated Managers Group Inc 4.750% Baa1 3,468,503
112,294 Affiliated Managers Group Inc 4.200% Baa1 1,971,883
142,027 Affiliated Managers Group Inc 5.875% Baa1 3,598,964

Shares   Description (1) Coupon Ratings (2) Value
Capital Markets (continued)
337,275 Goldman Sachs Group Inc /The 5.500% BB+ $ 8,465,603
604,790 Morgan Stanley 5.850% BBB 15,125,798
74,599 Northern Trust Corp 4.700% BBB+ 1,678,478
59,294 State Street Corp 5.900% Baa1 1,440,844
3,993 Stifel Financial Corp 5.200% BBB+ 91,000
1,179 Stifel Financial Corp 4.500% BB 19,312
Total Capital Markets 35,860,385
Consumer Finance - 0.3%
131,816 Capital One Financial Corp (4) 4.800% Baa3 2,565,139
62,097 Capital One Financial Corp (4) 5.000% Baa3 1,274,231
Total Consumer Finance 3,839,370
Diversified Telecommunication Services - 0.9%
578,314 AT&T Inc 4.750% BBB- 12,075,196
19,067 AT&T Inc 5.350% BBB+ 452,269
20,680 AT&T Inc (4) 5.000% BBB- 460,337
5,341 AT&T Inc 5.625% BBB+ 133,846
Total Diversified Telecommunication Services 13,121,648
Electric Utilities - 1.5%
69,380 CMS Energy Corp 5.875% BBB- 1,725,481
73,535 DTE Energy Co 4.375% BBB- 1,593,503
153,939 Duke Energy Corp (4) 5.750% BBB- 3,963,929
3,028 Duke Energy Corp 5.625% BBB- 75,851
57,794 Entergy Arkansas LLC 4.875% A 1,350,068
7,795 Entergy Louisiana LLC 4.875% A 185,209
4,746 Entergy Mississippi LLC 4.900% A 112,955
16,000 Entergy Texas Inc (4) 5.375% BBB- 396,000
204,489 NextEra Energy Capital Holdings Inc (5) 5.650% BBB 5,251,278
195,057 Southern Co/The 4.950% BBB- 4,503,866
86,891 Southern Co/The 5.250% BBB- 2,168,799
56,928 Southern Co/The 4.200% BBB- 1,153,931
Total Electric Utilities 22,480,870
Equity Real Estate Investment Trusts - 2.1%
1,030 Digital Realty Trust Inc 5.250% Baa3 23,216
9,405 Digital Realty Trust Inc 5.200% Baa3 209,543
123,095 Hudson Pacific Properties Inc 4.750% Ba1 1,144,783
30,310 Kimco Realty Corp 5.250% Baa2 693,493
5,424 Kimco Realty Corp 5.125% Baa2 123,016
85,281 Prologis Inc 8.540% BBB+ 4,856,753
124,101 Public Storage (4) 4.750% A3 2,727,740
304,180 Public Storage 4.000% A3 5,873,716
127,960 Public Storage 4.000% A3 2,392,852
2,293 Public Storage 5.050% A3 56,064
6,101 Public Storage 5.150% A3 150,268
11,902 Public Storage 4.700% A3 259,702
196,121 Public Storage 4.625% A3 4,269,554
189,213 Public Storage 5.600% A3 4,847,637
24,683 Public Storage 4.100% A3 474,160
9,737 Public Storage 3.950% A3 179,161
7,735 Public Storage 3.900% A3 144,722
4,274 Public Storage 4.875% A3 98,217
112,196 Public Storage 4.125% A3 2,170,993
7,802 Public Storage 3.875% A3 145,741
Total Equity Real Estate Investment Trusts 30,841,331

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPS
Shares   Description (1) Coupon Ratings (2) Value
Financial Services - 1.3%
105,300 AgriBank FCB 6.875% BBB+ $ 10,530,000
248,158 Equitable Holdings Inc (4) 5.250% BBB- 5,327,952
134,721 Equitable Holdings Inc 4.300% BBB- 2,376,478
54,092 Voya Financial Inc (4) 5.350% BBB- 1,319,845
Total Financial Services 19,554,275
Food Products - 0.2%
32,500 Dairy Farmers of America Inc , 144A (5) 7.875% BB+ 2,990,000
Total Food Products 2,990,000
Insurance - 1.6%
342,275 Allstate Corp/The 8.464% Baa1 8,710,899
68,848 American Financial Group Inc /OH 5.625% Baa2 1,681,957
83,695 American Financial Group Inc /OH 5.875% Baa2 2,161,005
18,319 American Financial Group Inc /OH 4.500% Baa2 355,022
4,824 American Financial Group Inc /OH 5.125% Baa2 110,663
21,825 American International Group Inc 5.850% BBB- 549,772
34,439 Arch Capital Group Ltd 5.450% BBB 799,329
1,986 Assurant Inc 5.250% Baa3 42,242
985 Globe Life Inc 4.250% BBB+ 19,030
3,839 Hartford Financial Services Group Inc /The 6.000% BBB- 95,054
56,568 MetLife Inc 4.750% BBB 1,234,879
152,845 Prudential Financial Inc 5.950% BBB+ 3,912,832
2,847 Prudential Financial Inc 4.125% BBB+ 59,161
79,019 Reinsurance Group of America Inc 7.125% BBB+ 2,074,249
40,000 RenaissanceRe Holdings Ltd 4.200% BBB 733,200
9,763 RenaissanceRe Holdings Ltd 5.750% BBB+ 235,874
20,000 W R Berkley Corp 4.125% Baa2 359,000
41,233 W R Berkley Corp 4.250% Baa2 815,176
8,091 W R Berkley Corp 5.100% BBB 182,047
17,555 W R Berkley Corp 5.700% Baa2 435,188
Total Insurance 24,566,579
Multi-Utilities - 0.9%
174,646 Algonquin Power & Utilities Corp 6.200% BB+ 3,995,900
17,738 CMS Energy Corp 5.875% BBB- 440,435
2,126 CMS Energy Corp 5.625% BBB- 53,256
11,000 CMS Energy Corp 4.200% BBB- 215,820
101,578 DTE Energy Co 4.375% BBB- 2,196,116
281,710 DTE Energy Co 5.250% BBB- 6,724,418
2,987 NiSource Inc 6.500% BBB- 74,526
Total Multi-Utilities 13,700,471
Total $25 Par (or similar) Retail Preferred (cost $248,156,719) 229,797,405
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 74,147,820 CORPORATE BONDS - 5.0% (3.2% of Total Investments)
X 74,147,820
Banks - 0.7%
$ 7,000 Citizens Financial Group Inc 6.000% 1/06/72 Baa3 $ 6,002,500
3,600 JPMorgan Chase & Co (4) 8.750% 9/01/30 Baa1 4,296,060
Total Banks 10,298,560
Equity Real Estate Investment Trusts - 0.9%
16,100 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 13,588,145
Total Equity Real Estate Investment Trusts 13,588,145

Investments in Derivatives
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Insurance - 3.4%
$ 30,860 Liberty Mutual Group Inc , 144A (4) 7.800% 3/15/37 Baa3 $ 32,348,069
6,150 Liberty Mutual Insurance Co, 144A (4) 7.697% 10/15/97 BBB+ 7,103,670
2,600 Lincoln National Corp (3-Month LIBOR reference rate +
2.040% spread) (4),(6)
7.290% 4/20/67 Baa2 1,690,000
2,000 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen
5.875% 5/23/42 A 2,006,076
1,000 Nippon Life Insurance Co, 144A 2.900% 9/16/51 A- 822,500
8,000 Zurich Finance Ireland Designated Activity Co 3.500% 5/02/52 A+ 6,290,800
Total Insurance 50,261,115
Total Corporate Bonds (cost $78,660,475) 74,147,820
Shares   Description (1) Coupon Ratings (2) Value
X 23,819,133 CONVERTIBLE PREFERRED SECURITIES - 1.6% (1.0% of Total Investments)
X 23,819,133
Banks - 1.6%
6,286 Bank of America Corp 7.250% BBB+ $ 7,442,184
14,021 Wells Fargo & Co 7.500% Baa2 16,376,949
Total Banks 23,819,133
Total Convertible Preferred Securities (cost $28,380,411) 23,819,133
Shares Description (1) Value
16,875,850 INVESTMENT COMPANIES - 1.1% (0.8% of Total Investments)
X 16,875,850
723,135 BlackRock Credit Allocation Income Trust $ 7,535,067
646,421 John Hancock Preferred Income Fund III 9,340,783
Total Investment Companies (cost $27,993,530) 16,875,850
Total Long-Term Investments (cost $2,550,736,744) 2,305,442,728
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.8% (0.5% of Total Investments)
12,325,208 REPURCHASE AGREEMENTS - 0.8% (0.5% of Total Investments)
X 12,325,208
$ 12,325 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$12,326,687, collateralized by $13,748,100,
U.S. Treasury Note, 0.750%, due 5/31/26, value
$12,571,775
1.440% 5/01/23 $ 12,325,208
Total Repurchase Agreements (cost $12,325,208) 12,325,208
Total Short-Term Investments (cost $12,325,208) 12,325,208
Total Investments (cost $2,563,061,952 ) - 155.0% 2,317,767,936
Borrowings - (20.2)% (8),(9) (301,300,000)
Reverse Repurchase Agreements, including accrued interest - (18.5)%(10) (276,270,820)
TFP Shares, Net - (18.0)%(11) (269,010,941)
Other Assets & Liabilities, Net -  1.7%(12) 23,798,885
Net Assets Applicable to Common Shares - 100% $ 1,494,985,060
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (13)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 521,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 20,190,699 $ 20,190,699
Morgan Stanley
Capital Services, LLC 90,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 2,870,843 2,870,843
Total unrealized appreciation on interest rate swaps $ 23,061,542

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPS
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 1,181,543,504 $ – $ 1,181,543,504
Contingent Capital Securities – 779,259,016 – 779,259,016
$25 Par (or similar) Retail Preferred 206,359,152 23,438,253 – 229,797,405
Corporate Bonds – 74,147,820 – 74,147,820
Convertible Preferred Securities 23,819,133 – – 23,819,133
Investment Companies 16,875,850 – – 16,875,850
Short-Term Investments:
Repurchase Agreements – 12,325,208 – 12,325,208
Investments in Derivatives:
Interest Rate Swaps* – 23,061,542 – 23,061,542
Total
$ 247,054,135 $ 2,093,775,343 $ – $ 2,340,829,478
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $303,783,675 have been pledged as collateral for reverse repurchase agreements.
(5) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$248,703,902.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 13.0%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,090,869,738 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.9%.

(11) TFP Shares, Net as a percentage of Total Investments is 11.6%.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(13) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.